PAGE 1
---------------------------------------------------------
EVERGREEN BALANCED FUND (FORMERLY KEYSTONE BALANCED FUND (K-1))    February 1998

Dear Shareholders:

[Photo of        The final six months of 1997 were very friendly to both the
William M.       stock and bond markets, helping propel the Evergreen Balanced
Ennis appears    Fund (formerly Keystone Balanced Fund, K-1), to another strong
here]            performance year.
                   Despite some short-term volatility, most notably in the wake
William M.       of the Asian financial and currency crisis in October, the
Ennis            stock market continued to perform well, led by stable, growing, large company stocks that comprise the majority of your Fund's portfolio. In the bond market, low inflation, moderate economic growth and a strong U.S. dollar were actually helped by the market turmoil in Asia, contributing to declining interest rates and rising bond prices.

                 BALANCED STRATEGY
                 The stock and bond markets do not always move in the same, positive direction, which is why an investment strategy balancing stock and bond investments can give investors expanded opportunities even while lowering the risks of a setback in any one market.
  This balanced, diversified approach and an emphasis on large, dividend-paying companies and better quality bonds has resulted in positive returns in 20 of the past 22 years for your Fund.
  We at Evergreen Funds believe this moderate, successful approach is particularly appropriate for investors who seek the growth opportunities within the stock market, but who want less risk than a pure stock fund investment.

EVERGREEN CHANGES
As we enter 1998, investors in the Evergreen and the former Keystone fund families will continue to see changes designed to enhance their investment experience.
  We are pleased to report that shareholders of the Evergreen Balanced Fund II and the Keystone Balanced Fund (K-1) have approved a proposal to reorganize these funds into a new fund, the Evergreen Balanced Fund, effective January 23, 1998. The new fund's investment objective is substantially the same as that of the former funds. The fund will be managed by Walter T. McCormick, Senior Vice President and Chief Investment Officer, Growth and Income, Keystone Investment Management Company, in the same style he has employed as long-time manager of the Keystone Balanced Fund (K-1).
  What will not change is our continued commitment to provide you with the finest investment products and shareholder services possible.
  If you have any questions about these changes or other issues affecting your investments, we encourage you to consult your financial advisor or call Evergreen Funds at 1-800-343-2898.

Sincerely,

/s/ William M. Ennis
William M. Ennis
MANAGING DIRECTOR

PAGE 2
---------------------------------------------------------
EVERGREEN BALANCED FUND (FORMERLY KEYSTONE BALANCED FUND (K-1))

                          Portfolio Manager Interview

                  [Photo of Walter T. McCormick appears here]

   WALTER T. MCCORMICK IS SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER, GROWTH AND INCOME, AT KEYSTONE INVESTMENT MANAGEMENT COMPANY. HE IS ALSO SENIOR PORTFOLIO MANAGER OF THE EVERGREEN BALANCED FUND. A CHARTERED FINANCIAL ANALYST WITH MORE THAN 25 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE, MR. MCCORMICK HOLDS AN MBA FROM RUTGERS UNIVERSITY.

Q HOW DID THE FUND PERFORM?

A We think the Fund performed very well during a period of changing market conditions. The Fund's total return was 7.35% for the six-month period that ended on December 31, 1997.

Q WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE PERIOD?

A The economic backdrop continued to be quite favorable, with moderate economic growth, very low inflation and declining interest rates. However, the period also was marked by a significant short-term volatility in the stock market, even as the bond market rallied.
  In the stock market, the first three months beginning in June were generally favorable, although small- and medium-sized companies tended to do somewhat better than the larger, dividend-paying companies that the Fund emphasizes. This was particularly evident in August, when large company stocks, after a stellar three years of market leadership, had a mini-correction, and small company stocks surged ahead. However in October, the mounting financial problems in Asia had a significant impact on stocks of U.S. companies, with the market losing 10% of its value in just one week. This correction proved, however, to be an opportunity for long-term investors. In the final two months of 1997, stocks-- especially the large, dividend-paying stocks emphasized by the Fund-- staged a strong comeback as investors again sought out quality.
  The bond market was extremely favorable for investors, as receding fears of inflation, evidence of moderating economic growth and a strong dollar helped fuel a rally. Interest rates declined and prices tended to rise for both government and corporate bonds. During the six months, for example, the yield on the 30-year Treasury fell from 6.78% to 5.92%.

Q WHAT WERE YOUR PRIMARY STRATEGIES DURING THE SIX-MONTH PERIOD?

A The Balanced Fund is managed with a consistent strategy, with a portfolio balanced between stocks and bonds. The stocks tend to be of higher quality, stable growth companies that pay dividends. The bonds tend to be government bonds and higher quality corporate bonds. Throughout the period, the Fund had a target asset allocation of 60% stocks and 40% bonds, and completed the six months with an allocation very close to that: 60% stocks; 37.9% bonds; and 2.1% cash.
  Within the equity portion of the portfolio, the greatest industry weightings at the end of the period were in finance, which had 11.1% of net assets at the end of the period, and pharmaceuticals, which had 9.7% of net assets. The largest single investment position at the conclusion of the period was the stock of General Electric Co., which had another excellent year of performance.
  Within the bond portion of the portfolio, we continued to emphasize better quality bonds, with the average credit quality remaining at AA. The average weighted maturity of the bond portion of the portfolio was lengthened somewhat from 11.5 years to 12.2 years to take advantage of opportunities in a declining interest rate environment.

PAGE 3
---------------------------------------------------------

Q WHY DID YOU EMPHASIZE THE STOCKS OF PHARMACEUTICALS AND FINANCIAL COMPANIES?

A Demographic changes strongly favor the pharmaceutical industry. The aging baby boomer population will use more and more of this industry's products. Drug companies also have strong product flows, and we believe their future earnings' streams can be relied upon, regardless of the overall economic environment. Major holdings in the industry include Johnson & Johnson, the Fund's second largest position, American Home Products, Merck & Co., and Pfizer.
  Finance stocks, particularly banking stocks, have been helped by declining interest rates and the growth of fee income. In addition, an underlying trend toward consolidation in the banking industry has helped support bank stock values. Within this sector, we substantially reduced our holdings in BankAmerica stock, which had been a very strong performer for the Fund. At the same time, we substantially increased our investment in BankBoston and established a position in Fleet Financial. We believe these two New England-based banks are potential acquisition candidates.

Q WERE THERE ANY OTHER AREAS THAT YOU EMPHASIZED?

A The Fund continues to emphasize Real Estate Investment Trusts, or REITs. At the conclusion of the period, they accounted for 3.4% of net assets. We believe REITs will deliver better returns than the stocks of electric utilities, so REITS have essentially replaced utilities in the portfolio. Real estate investments in general are doing well, and REITS are very attractive because of their growing dividends. They also offer better defensive protection than most equity-related investments.

Q WHY DOES THE FUND NOT HAVE A HEAVY EMPHASIS ON TECHNOLOGY STOCKS?

A The Balanced Fund has fairly consistently underweighted technology. One reason is that many large technology companies do not pay substantial dividends, an important factor in the Fund's strategy. As a result, the Fund has not had significant investments in companies such as Microsoft and Oracle. At the end of the period, it had no investments in any software companies. The Fund does have investments in companies such as Hewlett-Packard, Xerox and IBM and formerly had positions in telecommunications equipment companies, including Motorola and Northern Telecom.

Q WHAT IS YOUR OUTLOOK?

A We believe both the stock and bond markets offer reasonable opportunities, although investors should moderate their expectations for stock investments. The stock market, after all, has just gone through three extraordinary years. A return to annual returns approaching the normal, historic average of 10% or less would not be unexpected. Stock market valuations are high, although I do not believe they are excessive, and we think there is continued potential for positive returns.
  The outlook in the bond market continues to be favorable. The impact of the Asian financial crisis in the United States has dampened fears of excessive economic growth and a return of inflation.
  We believe both the stock and bond markets have the potential to produce respectable returns in 1998, although perhaps not as impressive as the returns of 1997.

PAGE 4
---------------------------------------------------------
EVERGREEN BALANCED FUND (FORMERLY KEYSTONE BALANCED FUND (K-1))

                            Your Fund's Performance

Comparison of change in value of a $10,000 investment in Evergreen Balanced Fund, the Standard & Poors 500 Index and the Consumer Price Index.

[Line graph appears below with the following plot points:]

        Class B Shares     CPI      S&P 500
                    (In Thousands)
6/87       $10,000      $10,000     $10,000
12/89       13,366       10,926      14,452
12/91       16,278       11,949      18,261
12/93       18,587       12,632      21,623
12/95       22,524       13,299      30,130
12/97       31,044       13,955      49,249

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Standard & Poors 500 Index is an unmanaged market index. This index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through December 31, 1997.

HISTORICAL RECORD

----------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
6 mos. w/o sales charge                               7.35%
6 mos. w/sales charge                                 3.53%
1 year w/o sales charge                              19.01%
1 year w/sales charge*                               16.01%
5 years                                              13.00%
10 years                                             11.99%
CUMULATIVE TOTAL RETURN
5 years                                              84.26%
10 years                                            210.44%

*ADJUSTED FOR MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 3.0% FOR THOSE INVESTORS WHO SOLD FUND SHARES AFTER ONE CALENDAR YEAR.

PAGE 5
---------------------------------------------------------

SCHEDULE OF INVESTMENTS-- DECEMBER 31, 1997 (UNAUDITED)

      SHARES                                              VALUE
--------------------------------------------------------------------

COMMON STOCKS-- 56.3%
                          ADVERTISING AND RELATED
                          SERVICES-- 0.3%
            93,600        Gannett Co., Inc........... $    5,785,650
                                                      --------------
                          AEROSPACE & DEFENSE-- 1.3%
           200,000        Boeing Co. (The)...........      9,787,500
            49,600        Honeywell, Inc.............      3,397,600
             9,566        Raytheon Co. Cl. A.........        471,699
            50,000        Rockwell International
                            Corp.....................      2,612,500
            62,200        United Technologies Corp...      4,528,937
                                                      --------------
                                                          20,798,236
                                                      --------------
                          AUTOMOTIVE EQUIPMENT &
                            MANUFACTURING-- 1.3%
           250,000        Ford Motor Co..............     12,171,875
           150,000        General Motors Corp........      9,093,767
                                                      --------------
                                                          21,265,642
                                                      --------------
                          BANKS-- 4.8%
           250,020        BankAmerica Corp...........     18,251,460
           250,000        BankBoston Corp............     23,484,375
           161,473        Chase Manhattan Corp.......     17,681,293
           250,000        Fleet Financial Group,
                            Inc......................     18,734,375
                                                      --------------
                                                          78,151,503
                                                      --------------
                          BUSINESS EQUIPMENT &
                            SERVICES-- 0.3%
            62,769        Xerox Corp.................      4,633,137
                                                      --------------
                          CAPITAL GOODS-- 0.4%
            60,000        Deere & Co.................      3,498,750
            75,750        Ingersoll Rand Co..........      3,067,875
                                                      --------------
                                                           6,566,625
                                                      --------------
                          CHEMICAL & AGRICULTURAL
                            PRODUCTS-- 4.0%
            28,000        Air Products & Chemicals,
                            Inc......................      2,303,000
           133,200        Dow Chemical Co............     13,519,800
           250,000        Du Pont (E. I.) De Nemours
                            & Co.....................     15,015,625
           400,000        Monsanto Co................     16,800,000
           300,000        Morton International,
                          Inc........................     10,312,500
           136,000        PPG Industries, Inc........      7,769,000
                                                      --------------
                                                          65,719,925
                                                      --------------
      SHARES                                              VALUE
--------------------------------------------------------------------
COMMON STOCKS-- CONTINUED
                          CONSUMER PRODUCTS &
                            SERVICES-- 2.8%
           150,000        Gillette Co. (The)......... $   15,065,625
           100,000        International Flavors &
                            Fragrances, Inc..........      5,150,000
           220,000        Procter & Gamble Co.
                            (The)....................     17,558,750
           139,000        Whirlpool Corp.............      7,645,000
                                                      --------------
                                                          45,419,375
                                                      --------------
                          DIVERSIFIED COMPANIES-- 0.7%
           142,600        AlliedSignal, Inc..........      5,552,488
            80,000        Minnesota Mining &
                            Manufacturing Co.........      6,565,000
                                                      --------------
                                                          12,117,488
                                                      --------------
                          ELECTRICAL EQUIPMENT &
                            SERVICES-- 4.1%
            50,000        AMP, Inc...................      2,100,000
           108,000        Emerson Electric Co........      6,095,250
           792,000        General Electric Co........     58,113,000
                                                      --------------
                                                          66,308,250
                                                      --------------
                          FINANCE & INSURANCE-- 4.4%
            64,892        Allstate Corp. (The).......      5,897,060
            60,000        CIGNA Corp.................     10,383,750
           414,400        Federal Home Loan Mortgage
                            Corp.....................     17,378,900
           200,000        Federal National Mortgage
                            Association..............     11,412,500
            15,000        General Reinsurance
                          Corp.......................      3,180,000
            82,000        Morgan (J.P.) & Co.,
                            Inc......................      9,255,750
            53,600        PMI Group, Inc. (The)......      3,875,950
            68,200        SAFECO Corp................      3,320,488
            40,000        St. Paul Companies, Inc....      3,282,500
           100,000        Travelers Property Casualty
                            Corp. Cl. A..............      4,400,000
                                                      --------------
                                                          72,386,898
                                                      --------------
                          FOOD & BEVERAGE
                            PRODUCTS-- 3.2%
           300,000        Anheuser Busch Companies,
                            Inc......................     13,200,000
            46,800        CPC International, Inc.....      5,042,700
            30,000        General Mills, Inc.........      2,148,750
            79,200        H.J. Heinz Co..............      4,024,350
            88,000        Kellogg Co.................      4,367,000
           400,000        Philip Morris Companies,
                            Inc......................     18,125,000
            86,000        Sara Lee Corp..............      4,842,875
                                                      --------------
                                                          51,750,675
                                                      --------------

PAGE 6
---------------------------------------------------------
EVERGREEN BALANCED FUND (FORMERLY KEYSTONE BALANCED FUND (K-1))

SCHEDULE OF INVESTMENTS-- DECEMBER 31, 1997 (UNAUDITED)

      SHARES                                              VALUE
--------------------------------------------------------------------
COMMON STOCKS-- CONTINUED
                          FOREST PRODUCTS-- 0.0%
            30,800        Georgia Pacific Timber
                            Corp..................... $      698,775
                                                      --------------
                          HEALTHCARE PRODUCTS &
                            SERVICES-- 9.7%
           300,000        American Home Products
                            Corp.....................     22,950,000
           160,000        Bristol-Myers Squibb Co....     15,140,000
           600,000        Johnson & Johnson..........     39,525,000
            95,252        Lilly (Eli) & Co...........      6,631,920
           213,000        Merck & Co., Inc...........     22,631,250
           290,400        Pfizer, Inc................     21,652,950
           204,800        Schering-Plough Corp.......     12,723,200
           114,400        SmithKline Beecham Plc--
                            ADR......................      5,884,450
            84,000        Warner-Lambert Co..........     10,416,000
                                                      --------------
                                                         157,554,770
                                                      --------------
                          INFORMATION SERVICES &
                            TECHNOLOGY-- 1.0%
           100,000        Hewlett-Packard Co.........      6,250,000
           100,000        International Business
                            Machines Corp............     10,456,250
                                                      --------------
                                                          16,706,250
                                                      --------------
                          OIL/ENERGY-- 7.4%
            96,600        Amoco Corp.................      8,223,075
           289,000        Atlantic Richfield Co......     23,156,125
           263,600        Chevron Corp...............     20,297,200
           127,000        Exxon Corp.................      7,770,812
           310,800        Mobil Corp.................     22,435,875
           280,400        Royal Dutch Petroleum Co...     15,194,175
           255,000        Sonat, Inc.................     11,666,250
           294,400        Unocal Corp................     11,426,400
                                                      --------------
                                                         120,169,912
                                                      --------------
                          OIL FIELD SERVICES-- 0.6%
            90,400        Halliburton Co.............      4,695,150
            62,200        Schlumberger Ltd...........      5,007,100
                                                      --------------
                                                           9,702,250
                                                      --------------
                          PAPER & PACKAGING-- 1.5%
            30,800        Georgia Pacific Corp.......      1,871,100
            57,000        International Paper Co.....      2,458,125
           126,600        Kimberly-Clark Corp........      6,242,963
           300,000        Weyerhaeuser Co............     14,718,750
                                                      --------------
                                                          25,290,938
                                                      --------------
      SHARES                                              VALUE
--------------------------------------------------------------------
COMMON STOCKS-- CONTINUED
                          REAL ESTATE-- 3.4%
           119,500        Arden Realty Group, Inc.
                            REIT..................... $    3,674,625
            50,000        Boston Properties, Inc.
                            REIT.....................      1,653,125
           703,150        Equity Office Properties
                            Trust
                            REIT.....................     22,193,172
            70,000        First Industrial Realty
                            Trust, Inc. REIT.........      2,528,750
           200,003        Patriot American
                            Hospitality, Inc. REIT...      5,762,586
           294,112        Rouse Co...................      9,632,168
           100,000        Spieker Properties, Inc.
                            REIT.....................      4,287,500
            50,000        Tower Realty Trust, Inc.
                            REIT.....................      1,231,250
           100,000        TriNet Corporate Realty
                            Trust, Inc. REIT.........      3,868,750
                                                      --------------
                                                          54,831,926
                                                      --------------
                          RETAILING & WHOLESALE-- 0.4%
            60,000        May Department Stores Co...      3,161,250
            70,000        Sears, Roebuck & Co........      3,167,500
                                                      --------------
                                                           6,328,750
                                                      --------------
                          TRANSPORTATION-- 0.4%
           120,000        Norfolk Southern Corp......      3,697,500
            46,800        Union Pacific Corp.........      2,922,075
                                                      --------------
                                                           6,619,575
                                                      --------------
                          UTILITIES-- ELECTRIC-- 0.9%
            39,500        American Electric Power
                            Co., Inc.................      2,039,188
            74,000        Consolidated Edison Co. of
                            New York, Inc............      3,034,000
            42,000        Duke Power Co..............      2,325,750
            71,400        Florida Progress Corp......      2,802,450
            86,800        Houston Industries, Inc....      2,316,475
            44,105        Texas Utilities Co.........      1,833,114
                                                      --------------
                                                          14,350,977
                                                      --------------
                          UTILITIES-- TELEPHONE-- 3.4%
           124,000        Ameritech Corp.............      9,982,000
           300,000        AT&T Corp..................     18,375,000
           157,651        Bell Atlantic Corp.........     14,346,241
           162,000        GTE Corp...................      8,464,500
            75,480        Sprint Corp................      4,425,015
                                                      --------------
                                                          55,592,756
                                                      --------------
                          TOTAL COMMON STOCKS
                            (COST $427,899,850)......    918,750,283
                                                      --------------

PAGE 7
---------------------------------------------------------

SCHEDULE OF INVESTMENTS-- DECEMBER 31, 1997 (UNAUDITED)

      SHARES                                              VALUE
--------------------------------------------------------------------

CONVERTIBLE PREFERRED-- 2.5%
                          FINANCE & INSURANCE-- 1.9%
            64,200        Allstate Corp. (The)
                            6.76%, DECS (Exchangeable
                            for PMI Group, Inc.
                            common stock)............ $    3,852,000
            63,500        Conseco, Inc.
                            7.00%, PRIDES............      9,906,000
           150,000        Newell Financial Trust 1
                            144A.....................      7,743,750
           200,000        SunAmerica, Inc.
                            $3.188, PERCS............      9,312,500
                                                      --------------
                                                          30,814,250
                                                      --------------
                          RETAILING & WHOLESALE-- 0.6%
           200,000        Kmart Financing I
                            7.75%....................     10,325,000
                                                      --------------
                          TOTAL CONVERTIBLE PREFERRED
                            (COST $31,958,992).......     41,139,250
                                                      --------------

    PRINCIPAL
      AMOUNT
------------------
 CONVERTIBLE DEBENTURES-- 1.2%
                          ENVIRONMENTAL SERVICES-- 0.5%
        $2,000,000        US Filter Corp.
                            6.00%, 9/15/05, 144A.....      3,355,000
         4,900,000        USA Waste Services, Inc.
                            4.00%, 2/1/02............      5,414,500
                                                      --------------
                                                           8,769,500
                                                      --------------

                          INDUSTRIAL SPECIALTY PRODUCTS
                            & SERVICES-- 0.3%
         3,000,000        Solectron Corp.
                            6.00%, 3/1/06............      4,020,000
                                                      --------------

                          RETAILING & WHOLESALE-- 0.4%
         5,250,000        Staples, Inc.
                            4.50%, 10/1/00, 144A.....      6,995,625
                                                      --------------
                          TOTAL CONVERTIBLE
                            DEBENTURES
                            (COST $15,150,000).......     19,785,125
                                                      --------------

CORPORATE BONDS-- 15.0%
                          AEROSPACE & DEFENSE-- 0.8%



         3,000,000        Boeing Co. (The)
                            7.88%, 4/15/43...........      3,496,050
                          Northrop Grumman Corp.
         5,500,000          7.00%, 3/1/06............      5,673,525
         3,000,000          9.38%, 10/15/24............    3,479,310
                                                        --------------
                                                          12,648,885
                                                        --------------

    PRINCIPAL
      AMOUNT                   VALUE
--------------------------------------------------------------------
CORPORATE BONDS-- CONTINUED
                          AUTOMOTIVE EQUIPMENT &
                            MANUFACTURING-- 0.5%
       $ 7,500,000        Hertz Corp.
                            7.00%, 5/1/02............ $    7,637,025
                                                      --------------
                          BANKS-- 1.0%
         6,500,000        ABN Amro Bank NV Chicago
                            Branch
                            7.30%, 12/1/26...........      6,551,675
         2,215,000        Amsouth Bancorp
                            6.75%, 11/1/25...........      2,269,555
         4,000,000        National Westminster
                            Bancorp
                            9.38%, 11/15/03..........      4,595,960
         2,500,000        Southtrust Bank
                            6.57%, 12/15/27..........      2,533,500
                                                      --------------
                                                          15,950,690
                                                      --------------
                          DIVERSIFIED COMPANIES-- 0.4%
         5,300,000        General Electric Capital
                            Corp.
                            8.13%, 5/15/12...........      6,115,140
                                                      --------------
                          ENVIRONMENTAL SERVICES-- 0.4%
         7,000,000        Waste Management, Inc.
                            7.65%, 3/15/11...........      7,262,500
                                                      --------------
                          FINANCE & INSURANCE-- 5.2%
         8,000,000        AMBAC, Inc.
                            9.38%, 8/1/11............      9,892,480
         6,550,000        Associates Corp.
                            North America
                            8.63%, 11/15/04..........      7,369,208
         5,000,000        Bear Stearns Companies,
                            Inc.
                            6.63%, 10/1/04...........      5,016,200
                          CIT Group Holdings, Inc.
         6,500,000        6.38%, 10/1/02.............      6,515,665
         4,500,000        9.25%, 3/15/01.............      4,887,090
         4,400,000        Commercial Credit
                            Group, Inc.
                            10.00%, 5/15/09..........      5,572,204
         2,250,000        International Lease
                            Finance Corp.
                            6.63%, 6/1/00............      2,267,438
         3,500,000        Jefferson Pilot Capital
                            Trust A
                            8.14%, 1/15/46, 144A.....      3,652,950

PAGE 8
---------------------------------------------------------
EVERGREEN BALANCED FUND (FORMERLY KEYSTONE BALANCED FUND (K-1))

SCHEDULE OF INVESTMENTS-- DECEMBER 31, 1997 (UNAUDITED)

    PRINCIPAL
      AMOUNT                                              VALUE
--------------------------------------------------------------------
CORPORATE BONDS-- CONTINUED
                          FINANCE & INSURANCE-- CONTINUED
       $ 6,500,000        Lehman Brothers
                            Holdings, Inc.
                            6.50%, 10/1/02........... $    6,483,295
         7,000,000        Liberty Mutual Insurance
                            Co.
                            7.69%, 10/15/97..........      7,373,030
         3,000,000        Mellon Capital II
                            7.99%, 1/15/27...........      3,220,860
                          Paine Webber Group, Inc.
         4,705,000        8.25%, 5/1/02..............      5,007,108
         5,050,000        9.25%, 12/15/01............      5,521,620
         6,200,000        Prudential Funding
                            7.13%, 7/1/07............      6,428,904
         5,500,000        Sun Life Canada US Trust I
                            8.53%, 5/29/49...........      6,072,220
                                                      --------------
                                                          85,280,272
                                                      --------------
                          FOOD & BEVERAGE
                            PRODUCTS-- 0.7%
         5,000,000        Grand Metropolitan
                            Investment Corp.
                            7.45%, 4/15/35...........      5,588,950
         5,000,000        Philip Morris Companies,
                            Inc.
                            7.20%, 2/1/07............      5,152,150
                                                      --------------
                                                          10,741,100
                                                      --------------
                          HEALTHCARE PRODUCTS &
                            SERVICES-- 0.5%
         8,000,000        Medpartners, Inc.
                            6.88%, 9/1/00............      7,890,000
                                                      --------------
                          INDUSTRIAL SPECIALTY PRODUCTS
                            & SERVICES-- 0.1%
         1,100,000        Textron, Inc.
                            10.01%, 2/1/00...........      1,204,500
                                                      --------------
                          MACHINERY-- DIVERSIFIED-- 0.1%
         2,000,000        Caterpillar, Inc.
                            9.38%, 7/15/01...........      2,194,100
                                                      --------------
                          OIL/ENERGY-- 1.3%
         3,000,000        Global Marine, Inc.
                            7.13%, 9/1/07, 144A......      3,071,719
        10,000,000        Sun, Inc.
                            8.13%, 11/1/99...........     10,323,700
         7,500,000        Transocean Offshore, Inc.
                            8.00%, 4/15/27...........      8,482,500
                                                      --------------
                                                          21,877,919
                                                      --------------
    PRINCIPAL
      AMOUNT                                              VALUE
--------------------------------------------------------------------
CORPORATE BONDS-- CONTINUED
                          OIL FIELD SERVICES-- 0.4%
       $ 4,000,000        Apache Finance Property
                            Limited
                            6.50%, 12/15/07.......... $    3,998,240
         3,000,000        Smith International, Inc.
                            7.00%, 9/15/07...........      3,053,670
                                                      --------------
                                                           7,051,910
                                                      --------------
                          PAPER & PACKAGING-- 0.5%
         8,000,000        James River Corp. of
                            Virginia
                            6.75%, 10/1/99...........      8,069,360
                                                      --------------
                          PUBLISHING, BROADCASTING &
                            ENTERTAINMENT-- 0.6%
        10,000,000        Time Warner, Inc.
                            7.57%, 2/1/24............     10,461,500
                                                      --------------
                          RETAILING & WHOLESALE-- 0.4%
         4,300,000        Sears Roebuck & Co.
                            10.00%, 2/3/12...........      5,632,828
                                                      --------------
                          TELECOMMUNICATION SERVICES &
                            EQUIPMENT-- 0.7%
         6,750,000        Bellsouth Capital Funding
                            Corp.
                            7.12%, 7/15/97...........      7,091,955
         4,000,000        Frontier 144A
                            6.25%, 12/15/99..........      3,995,200
                                                      --------------
                                                          11,087,155
                                                      --------------
                          TRANSPORTATION-- 0.8%
         4,000,000        Atlantic Coast Airlines
                            Corp.
                            7.20%, 1/1/14............      4,070,680
         3,000,000        Golden St. Pete Trans Corp.
                            8.04%, 2/1/19............      3,173,437
         5,500,000        Norfolk Southern Corp.
                            7.05%, 5/1/37............      5,813,170
                                                      --------------
                                                          13,057,287
                                                      --------------
                          UTILITIES-- 0.6%
         5,000,000        Central Illinois Public
                            Service Co.
                            7.61%, 6/1/17............      5,417,700
         4,000,000        Rural Electric Cooperative
                            8.67%, 9/15/18...........      4,539,480
           284,000        System Energy Resources,
                            Inc.
                            11.38%, 9/1/16...........        302,449
                                                      --------------
                                                          10,259,629
                                                      --------------
                          TOTAL CORPORATE BONDS
                            (COST $237,964,992)......    244,421,800
                                                      --------------

PAGE 9
---------------------------------------------------------

SCHEDULE OF INVESTMENTS-- DECEMBER 31, 1997 (UNAUDITED)

    PRINCIPAL
      AMOUNT                                              VALUE
--------------------------------------------------------------------
ASSET-BACKED SECURITIES-- 6.6%
       $ 5,500,000        Americredit Automobile
                            Receivable, Series
                            1997-C,
                            Class A3,
                            6.30%, 7/5/03............ $    5,539,531
        12,500,000        Carco Auto Loan Master
                            Trust, Series 1997-1,
                            Class A,
                            6.69%, 8/15/04...........     12,662,500
                          Contimortgage Home Equity
                            Loan
         2,750,000        Series 1997-4, Class A7,
                            6.63%, 9/15/16...........      2,765,455
         2,500,000        Series 1996-4, Class A9,
                            6.88%, 1/15/28...........      2,525,000
         6,150,000        Corestates Home Equity
                            Loan, Series 1996-1,
                            Class A4,
                            7.00%, 6/15/12...........      6,242,250
                          Green Tree Financial Corp.
         6,000,000        Series 1993-4, Class A3,
                            6.25%, 1/15/19...........      5,994,360
         6,000,000        Series 1997-3, Class A5,
                            7.14%, 7/15/28...........      6,103,080
                          Merrill Lynch Mortgage
                            Investors, Inc.
         1,706,993        Series 1992-B, Class B,
                            8.50%, 4/15/12...........      1,730,993
         3,746,972        Series 1992-D, Class B,
                            8.50%, 6/15/17...........      4,011,621
         5,000,000        Series 1991-D, Class B,
                            9.85%, 7/15/11...........      5,209,350
         8,000,000        Olympic Automobile
                            Receivables Trust, Series
                            1997-A, Class A5
                            6.80%, 2/15/05...........      8,108,420
        10,000,000        Premier Auto Trust, Series
                            1997 2, Class B,
                            6.53%, 12/6/03...........     10,056,200
                          Southern Pacific Secured
                            Assets Corp.
        11,350,000        Series 1997-4, Class A6,
                            6.74%, 1/25/28...........     11,278,779
         7,500,000        Series 1996-3, Class A4,
                            7.60%, 10/25/27..........      7,603,125
         1,035,000        University Support
                            Services,
                            Inc., Series 1992-D,
                            9.07%, 11/1/07...........      1,031,766
    PRINCIPAL
      AMOUNT                                              VALUE
--------------------------------------------------------------------
ASSET-BACKED SECURITIES-- CONTINUED
       $10,900,000        WFS Financial Owner Trust,
                            Series 1997-C,
                            6.30%, 3/20/05........... $   10,865,937
         6,650,000        World Omni Automobile
                            Lease, Series 1997-A,
                            Class A4,
                            6.90%, 6/25/03...........      6,745,561
                                                      --------------
                                                         108,473,928
                                                      --------------
                          TOTAL ASSET-BACKED
                            SECURITIES
                            (COST $107,020,646)......    108,473,928
                                                      --------------
FOREIGN BONDS (U.S. DOLLARS)-- 0.5%
         5,000,000        Bayer Corp.
                            7.13%, 10/1/15, 144A.....      5,225,250
        30,000,000        Skandinaviska Enskilda
                            0%, 5/26/33..............      2,514,000
                                                      --------------
                                                           7,739,250
                                                      --------------
                          TOTAL FOREIGN BONDS
                            (U.S. DOLLARS)
                            (COST $7,547,056)........      7,739,250
                                                      --------------
FOREIGN BONDS (NON U.S. DOLLARS)-- 1.8%
                          Nykredit
    DKK100,249,000        7.00%, 10/1/29.............     14,462,578
        98,913,000        6.00%, 10/1/26.............     14,067,735
                                                      --------------
                                                          28,530,313
                                                      --------------
                          TOTAL FOREIGN BONDS
                            (NON U.S. DOLLARS)
                            (COST $27,975,158).......     28,530,313
                                                      --------------
U.S. GOVERNMENT & AGENCY
OBLIGATIONS-- 2.3%
                          TREASURY NOTES & BONDS-- 2.3%
                          U.S. Treasury Bonds
       $12,200,000        6.38%, 8/15/27.............     12,867,218
           730,000        6.50%, 11/15/26............        779,275
         3,150,000        7.88%, 2/15/21.............      3,867,602
                          U.S. Treasury Notes
         1,050,000        5.75%, 11/15/00............      1,051,963
        18,660,000        5.88%, 11/30/01............     18,735,760
                                                      --------------
                                                          37,301,818
                                                      --------------
                          TOTAL U.S. GOVERNMENT &
                            AGENCY OBLIGATIONS
                            (COST $36,995,785).......     37,301,818
                                                      --------------

PAGE 10
---------------------------------------------------------
EVERGREEN BALANCED FUND (FORMERLY KEYSTONE BALANCED FUND (K-1))

SCHEDULE OF INVESTMENTS-- DECEMBER 31, 1997 (UNAUDITED)

    PRINCIPAL
      AMOUNT                                              VALUE
--------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES-- 11.7%
                          MORTGAGE PASS-THROUGH
                            CERTIFICATES-- 3.9%
                          Federal Home Loan
                            Mortgage Corp.
       $ 2,315,610        7.43%, 8/1/22.............. $    2,407,516
         1,861,983        7.58%, 3/1/22..............      1,920,170
         4,614,027        7.88%, 4/1/22..............      4,859,170
         1,323,873        7.92%, 11/1/21.............      1,376,000
                          Federal National Mortgage
                            Association
        18,680,797        5.50%, 7/1/09..............     18,254,127
         5,257,409        5.75%, 2/1/27..............      5,348,573
        15,053,319        6.50%, 12/1/08.............     15,132,048
         5,429,836        7.00%, 5/1/24..............      5,492,605
         2,949,046        7.61%, 5/1/22..............      3,086,353
         2,644,872        7.65%, 9/1/21..............      2,774,233
         2,657,358        7.65%, 1/1/31..............      2,772,368
                                                      --------------
                                                          63,423,163
                                                      --------------
                          COLLATERALIZED MORTGAGE
                            OBLIGATIONS-- 7.8%
                          Asset Securitization Corp.
         5,000,000        Series 1997- D5, Class A3,
                            7.11%, 2/14/41...........      5,067,000
         4,000,000        Series 1997-D4, Class A2,
                            7.68%, 2/14/29...........      4,295,000
         3,300,000        Series 1996-D3, Class A3,
                            7.69%, 10/13/26..........      3,544,406
         4,431,963        BA Mortgage Securities
                            Inc.,
                            Series 1997-1, Class M,
                            7.50%, 7/25/26...........      4,501,905
         2,000,000        Chase Commercial Mortgage
                            Secs Corp., Series
                            1997-2,
                            Class B,
                            6.60%, 11/19/07..........      1,995,000
         2,200,000        Chase Commercial Mortgage
                            Securities Corp., Series
                            1997-1, Class B,
                            7.37%, 4/19/07...........      2,291,713
         4,782,154        Chase Mortgage Finance
                            Corp., Series 1994-D,
                            Class M
                            6.75%, 2/25/25...........      4,662,552
         2,400,000        Commercial Mortgage
                            Acceptance Corp., Series
                            1997-ML1, Class B,
                            6.41%, 12/15/07..........      2,398,125
    PRINCIPAL
      AMOUNT                                              VALUE
--------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES-- CONTINUED
                          COLLATERALIZED MORTGAGE
                            OBLIGATIONS-- CONTINUED
       $ 1,726,013        Criimi Mae Financial Corp.,
                            Series 1, Class A,
                            7.00%, 1/1/33............ $    1,716,304
                          Federal Home Loan Mortgage
                            Corp.
         3,801,140        Series 2008, Class SA,
                            3.58%,
                            2/15/24..................      3,273,732
         8,148,000        Series 117, Class G, 8.50%,
                            1/15/21..................      8,929,801
                          Federal National Mortgage
                            Association
         1,250,000        Remic Trust 1993-248,
                            Class SA, 3.88%,
                            8/25/23..................      1,034,925
         5,000,000        Remic Trust 1993-156,
                            Class B, 6.50%, 4/25/18..      4,989,050
         5,000,000        Series 1997-M6, Class C,
                            6.85%, 5/17/20...........      5,143,750
         1,250,000        FFCA Secured Lending Corp.,
                            Series 1997-1, Class B1,
                            7.74%, 6/18/13...........      1,324,805
         5,518,577        Financial Asset
                            Securitization, Series
                            1997-NAM 1,
                            Class FXA2,
                            7.75%, 5/25/27...........      5,631,314
         3,454,305        G E Capital Mortgage
                            Services Inc., Series
                            1994-10, Class A14,
                            6.50%, 3/25/24...........      3,432,750
         6,450,556        Headlands Mortgage
                            Securities, Inc., Series
                            1997-2, Class AI10,
                            7.75%, 5/25/27...........      6,579,567
         7,918,762        Independent National
                            Mortgage Corp., 144A,
                            Series 1997-A,
                            Class A,
                            7.84%, 12/26/26..........      7,987,259
         1,147,075        KS Mortgage Capital, L. P.,
                            144A, Series 1995-1,
                            Class A1,
                            7.09%, 4/20/02...........      1,147,075

PAGE 11
---------------------------------------------------------

SCHEDULE OF INVESTMENTS-- DECEMBER 31, 1997 (UNAUDITED)

    PRINCIPAL
      AMOUNT                                              VALUE
--------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES-- CONTINUED
                          COLLATERALIZED MORTGAGE
                            OBLIGATIONS-- CONTINUED
                          Merrill Lynch Mortgage
                            Investors, Inc.
       $ 2,299,000        Series 1996-C2, Class B,
                            6.96%, 11/21/28.......... $    2,346,776
         5,000,000        Series 1997-C1, Class A3,
                            7.12%, 6/18/29...........      5,192,969
         5,870,000        Merrill Lynch Trust XXXV,
                            Class G,
                            8.45%, 11/1/18...........      6,257,009
         1,933,308        Mid State Trust, Series 6,
                            Class A3,
                            7.54%, 7/1/35............      1,987,112
           603,093        Paine Webber Mortgage
                            Acceptance Corp. IV,
                            Series
                            1993-5, Class A3,
                            6.88%, 6/25/08...........        602,152
                          PNC Mortgage Securities
                            Corp.
         2,491,222        Series 1997-4, Class 2PP3,
                            7.25%, 7/25/27...........      2,484,247
         6,923,329        Series 1997-4, Class 2PP1,
                            7.50%, 7/25/27...........      7,012,034
         6,538,000        Residential Accredit Loans,
                            Inc., Series 1996-QS4,
                            Class AI 10,
                            7.90%, 8/25/26...........      6,754,571
         9,726,237        Residential Funding
                            Mortgage
                            Securities I Inc., Series
                            1997-S7, Class A4,
                            7.50%, 5/25/10...........     10,005,867
    PRINCIPAL
      AMOUNT                                              VALUE
--------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES-- CONTINUED
                          COLLATERALIZED MORTGAGE
                            OBLIGATIONS-- CONTINUED
       $ 5,000,000        Shearson Lehman CMO Inc.,
                            Series V, Class 5
                            7.50%, 5/1/19............ $    5,188,650
                                                      --------------
                                                         127,777,420
                                                      --------------
                          TOTAL MORTGAGE-BACKED
                            SECURITIES
                            (COST $187,487,948)......    191,200,583
                                                      --------------

REPURCHASE AGREEMENT-- 1.5%
        24,328,000        Keystone Joint Repurchase
                            Agreement, investments
                            in repurchase
                            agreements, in a joint
                            trading account,
                            purchased 12/31/97,
                            6.60%, maturing 1/2/98
                            (maturity value
                            $24,332,460) (a).......        24,328,000
                                                       --------------
TOTAL INVESTMENTS--
  (COST-- $1,104,328,427)....................  99.4%    1,621,670,350
OTHER ASSETS AND
  LIABILITIES-- NET..........................   0.6        10,225,413
                                              -----    --------------
NET ASSETS................................... 100.0%   $1,631,895,763
                                              =====    ==============

144A-- Securities that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(a) The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices at December 31, 1997.

LEGEND OF PORTFOLIO ABBREVIATIONS
ADR     American Depository Receipt
DECS    Dividend Enhanced Convertible Stock
DKK     Danish Kroner
PERCS   Preferred Equity Redemption Cumulative Stock
PRIDES  Provisionally Redeemable Income Debt Exchangeable for Stock
REIT    Real Estate Investment Trust

PAGE 12
---------------------------------------------------------
EVERGREEN BALANCED FUND (FORMERLY KEYSTONE BALANCED FUND (K-1))

SCHEDULE OF INVESTMENTS-- DECEMBER 31, 1997 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Forward Foreign Currency Exchange Contracts to Buy:
                                                                                                             UNREALIZED
      EXCHANGE                                                           U.S. VALUE AT      IN EXCHANGE     APPRECIATION
        DATE         CONTRACTS TO RECEIVE                              DECEMBER 31, 1997    FOR U.S. $     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
10/10/97              97,152,000  Danish Kroner                           $14,618,116       $14,189,129       $428,987
10/14/97              92,915,000  Danish Kroner                            13,944,920        13,571,719        373,201
11/24/97              17,765,000  Canadian Dollars                         12,556,989        12,453,837        103,152
                                                                                                           --------------
                                                                                                              $905,340
                                                                                                           --------------


Forward Foreign Currency Exchange Contracts to Sell:
                     CONTRACTS TO DELIVER
-------------------------------------------------------------------------------------------------------------------------
12/4/97               17,765,000  Canadian Dollars                        $12,537,493       $12,453,837       $(83,655)
                                                                                                           --------------
Net unrealized appreciation on forward foreign currency contracts                                             $821,685
                                                                                                           --------------
                                                                                                           --------------

SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

PAGE 13
---------------------------------------------------------

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                              SIX MONTHS ENDED                   YEAR ENDED JUNE 30,
                                                              DECEMBER 31, 1997    ------------------------------------------------
                                                                 (UNAUDITED)        1997       1996       1995      1994      1993
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                                $ 12.95         $ 11.33    $ 10.09    $ 9.26    $10.10    $ 9.77
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                 0.18            0.30       0.29      0.31      0.28      0.31
Net realized and unrealized gains (losses) on investment
  and foreign currency related transactions                           0.75            2.07       1.42      0.96     (0.37)     0.66
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      0.93            2.37       1.71      1.27     (0.09)     0.97
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income                                                (0.18)          (0.30)     (0.24)    (0.31)    (0.28)    (0.31)
In excess of net investment income                                       0               0      (0.03)    (0.02)    (0.07)    (0.09)
Tax basis return of capital                                              0               0          0         0     (0.02)        0
Net realized gain on investments                                     (1.33)          (0.45)     (0.20)    (0.02)    (0.25)    (0.24)
In excess of net realized gain on investments                            0               0          0     (0.09)    (0.13)        0
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.51)          (0.75)     (0.47)    (0.44)    (0.75)    (0.64)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE END OF PERIOD                                      $ 12.37         $ 12.95    $ 11.33    $10.09    $ 9.26    $10.10
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                                                      7.35%          21.95%     17.35%    14.20%    (1.16%)   10.39%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                                                      1.34%+          1.70%      1.72%     1.77%     1.71%     1.93%
  Total expenses, excluding indirectly paid expenses                  1.34%+          1.69%      1.71%      N/A       N/A       N/A
  Net investment income                                               2.78%+          2.50%      2.71%     3.33%     2.81%     3.07%
PORTFOLIO TURNOVER RATE                                                 42%             89%        96%       88%       88%       74%
AVERAGE COMMISSION RATE PAID                                       $0.0602         $0.0400    $0.0031       N/A       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF PERIOD (MILLIONS)                                $ 1,632         $ 1,625    $ 1,481    $1,345    $1,390    $1,464
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                YEAR ENDED JUNE 30,
                                                                                   ----------------------------------------------
                                                                                    1992      1991      1990      1989      1988
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF YEAR                                                  $ 9.16    $ 9.10    $ 9.12    $ 8.37    $ 9.74
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                0.32      0.45      0.50      0.46      0.47
Net realized and unrealized gains (losses) on investment and foreign currency
  related transactions                                                               0.75      0.18      0.20      0.83     (0.82)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                     1.07      0.63      0.70      1.29     (0.35)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income                                                               (0.32)    (0.50)    (0.50)    (0.54)    (0.60)
In excess of net investment income                                                  (0.14)    (0.04)    (0.04)        0         0
Tax basis return of capital                                                             0         0         0         0         0
Net realized gain on investments                                                        0     (0.03)    (0.18)        0     (0.42)
In excess of net realized gain on investments                                           0         0         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                 (0.46)    (0.57)    (0.72)    (0.54)    (1.02)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE END OF YEAR                                                        $ 9.77    $ 9.16    $ 9.10    $ 9.12    $ 8.37
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                                                                    11.86%     7.49%     7.99%    16.07%    (3.37%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                                                                     1.97%     1.88%     1.99%     1.96%     1.91%
  Total expenses, excluding indirectly paid expenses                                  N/A       N/A       N/A       N/A       N/A
  Net investment income                                                              3.25%     4.56%     4.94%     5.48%     5.34%
PORTFOLIO TURNOVER RATE                                                                52%       60%       35%       49%       64%
AVERAGE COMMISSION RATE PAID                                                          N/A       N/A       N/A       N/A       N/A
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF YEAR (MILLIONS)                                                  $1,184    $  902    $  827    $  712    $  685
---------------------------------------------------------------------------------------------------------------------------------

(a) Excluding applicable sales charge.
 + Annualized

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 14
---------------------------------------------------------
EVERGREEN BALANCED FUND (FORMERLY KEYSTONE BALANCED FUND (K-1))

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)

-------------------------------------------------------------
ASSETS:
 Investments, at value (identified cost,
   $1,104,328,427)                             $1,621,670,350
 Cash                                                   8,130
 Dividends and interest receivable                  9,062,152
 Receivable for Fund shares sold                    3,010,400
 Unrealized appreciation on forward foreign
   currency contracts                                 905,340
 Receivable for investments sold                       76,182
 Prepaid expenses and other assets                    173,943
-------------------------------------------------------------
   Total assets                                 1,634,906,497
-------------------------------------------------------------
LIABILITIES:
 Payable for investments purchased                  1,420,374
 Unrealized depreciation on forward foreign
   currency contracts                                  83,655
 Distribution Plan expenses payable                   696,007
 Management fee payable                               610,590
 Due to related parties                                25,000
 Accrued expenses and other liabilities               175,108
-------------------------------------------------------------
   Total liabilities                                3,010,734
-------------------------------------------------------------
NET ASSETS                                     $1,631,895,763
-------------------------------------------------------------
NET ASSETS REPRESENTED BY:
 Paid-in capital                               $1,086,228,485
 Undistributed net investment income                4,045,599
 Accumulated net realized gain on
   investments and foreign currency related
   transactions                                    23,469,846
 Net unrealized appreciation on investments
   and foreign currency related
   transactions                                   518,151,833
-------------------------------------------------------------
   Total net assets                            $1,631,895,763
-------------------------------------------------------------
NET ASSET VALUE PER SHARE OF BENEFICIAL
 INTEREST OUTSTANDING
 Net assets of $1,631,895,763 / 131,873,465
   shares outstanding                          $        12.37
-------------------------------------------------------------

STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1997
(UNAUDITED)

-------------------------------------------------------------
INVESTMENT INCOME
 Interest                                      $ 22,458,671
 Dividends (net of foreign
   withholding taxes of $26,609)                 11,573,174
-------------------------------------------------------------
   Total income                                  34,031,845
-------------------------------------------------------------
EXPENSES
 Management fee                 $ 3,622,603
 Distribution Plan expenses       5,255,295
 Transfer agent fees              1,255,913
 Administrative fees                204,649
 Custodian fees                     345,811
 Printing                           119,165
 Trustees' fees and expenses         80,844
 Registration fees                   73,056
 Professional fees                   37,246
 Miscellaneous                       62,050
-------------------------------------------------------------
   Total expenses                11,056,632
   Less: Expenses paid
     indirectly                      (3,558)
-------------------------------------------------------------
 Net expenses                                    11,053,074
-------------------------------------------------------------
 Net investment income                           22,978,771
-------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS, FUTURES
 CONTRACTS AND FOREIGN CURRENCY
 RELATED TRANSACTIONS:
 Net realized gain (loss) on:
   Investments                   89,864,449
   Futures contracts               (266,127)
   Foreign currency related
     transactions                 1,278,193
-------------------------------------------------------------
 Net realized gain                               90,876,515
-------------------------------------------------------------
 Net change in unrealized
   appreciation on:
   Investments                    1,887,771
   Foreign currency related
     transactions                   131,104
-------------------------------------------------------------
 Net change in unrealized
   appreciation                                   2,018,875
-------------------------------------------------------------
 Net realized and unrealized
   gain on investments, futures
   contracts and foreign
   currency related transactions                 92,895,390
-------------------------------------------------------------
 Net increase in net assets
   resulting from operations                   $115,874,161
-------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 15
---------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS ENDED
                                                                                     DECEMBER 31, 1997      YEAR ENDED
                                                                                        (UNAUDITED)       JUNE 30, 1997
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                                               $    22,978,771     $   38,677,977
  Net realized gain on investments, futures contracts and foreign currency related
     transactions                                                                          90,876,515        120,987,282
  Net change in unrealized appreciation on investments and foreign currency
     related transactions                                                                   2,018,875        146,568,036
------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations                                 115,874,161        306,233,295
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                                   (22,153,179)       (38,660,044)
  Net realized gain on investments                                                       (159,828,039)       (57,571,132)
------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders                                                 (181,981,218)       (96,231,176)
------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                                                70,080,530        200,987,044
  Payments for shares redeemed                                                           (159,976,391)      (351,020,484)
  Net asset value of shares issued in reinvestment of distributions                       162,503,338         84,249,628
------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from capital share
      transactions                                                                         72,607,477        (65,783,812)
------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                                          6,500,420        144,218,307
------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                                                   1,625,395,343      1,481,177,036
------------------------------------------------------------------------------------------------------------------------
  End of period, including undistributed net investment income of $4,045,599 and
     $3,239,562, respectively                                                         $ 1,631,895,763     $1,625,395,343
------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 16
---------------------------------------------------------
EVERGREEN BALANCED FUND (FORMERLY KEYSTONE BALANCED FUND (K-1))

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION

Evergreen Balanced Fund, formerly Keystone Balanced Fund (K-1), (the "Fund") is a Pennsylvania trust for which Keystone Investment Management Company ("Keystone") is the investment adviser and manager. Keystone was formerly a wholly owned subsidiary of Keystone Investments, Inc ("KII") and is currently a subsidiary of First Union Corporation ("First Union").
  The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide shareholders with current income. The Fund seeks to meet its objective principally through investments in a combination of equity and debt securities chosen primarily for their potential for current income and, secondarily, to the extent consistent with the Fund's objective, for their potential capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES

Securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") are valued at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked price. Securities for which valuations are not available from an independent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.
  Short-term investments with remaining maturities of 60 days or less are carried at an amortized cost which approximates market value.

B. REPURCHASE AGREEMENTS

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other funds managed by Keystone, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or Federal Agency obligations.
  Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in United States ("U.S.") dollars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized appreciation (depreciation) on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions and foreign currency transactions and foreign currency gains and losses resulting from the difference between the amounts of interest and dividends

PAGE 17
---------------------------------------------------------

recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain (loss) on investments.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabilities. Forward contracts are recorded at the forward rate and are marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain (loss) on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward contracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

E. FUTURES CONTRACTS

In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts.
  The initial margin deposited with a broker when entering into a futures transaction is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.
  Risks of entering into futures contracts include (i) the possibility of an illiquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

F. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

G. FEDERAL TAXES

The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment company taxable income and net taxable capital gains, if any, to its shareholders. The Fund intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required.

H. DISTRIBUTIONS

The Fund distributes net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.
  Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment for net realized gains from foreign currency related transactions.

PAGE 18
---------------------------------------------------------
EVERGREEN BALANCED FUND (FORMERLY KEYSTONE BALANCED FUND (K-1))

3. CAPITAL SHARE TRANSACTIONS

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with a par value of $1.00. Transactions in shares of the Fund were as follows:

                       SIX MONTHS ENDED
                       DECEMBER 31, 1997     YEAR ENDED
                          (UNAUDITED)       JUNE 30, 1997
---------------------------------------------------------
Shares sold                  5,427,397        16,959,452
Shares redeemed            (12,193,344)      (29,517,723)
Shares issued in
  reinvestment of
  distributions             13,105,292         7,405,182
---------------------------------------------------------
Net increase
  (decrease)                 6,339,345        (5,153,089)
---------------------------------------------------------

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the six months ended December 31, 1997 were $573,142,144 and $681,947,939, respectively.

5. DISTRIBUTION PLAN

Evergreen Distributors, Inc. ("EDI"), formerly Evergreen Keystone Distributor, Inc. , a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS") serves as principal underwriter to the Fund. The Fund has adopted a Distribution Plan as allowed by Rule 12b-1 of the 1940 Act.
  The Distribution plan permits the fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the fund, are paid by shareholders through expenses called "Distribution Plan expenses". The Fund pays a service fee equal to 0.25% of its average daily net assets and a distribution fee equal to 0.75% of its average daily net assets. Distribution Plan expenses are calculated daily and paid monthly.
  The Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the Fund. However, after the termination of the Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EDI and/or its predecessor may continue as compensation for services which had been provided while the Distribution Plan was in effect.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Keystone serves as the investment adviser and manager to the Fund. Keystone provides the Fund with investment advisory and management services for which it is paid a management fee, computed daily and paid monthly, calculated at a rate of 1.50% of the Fund's gross investment income plus an amount which is determined by applying percentage rates starting at 0.60% and declining as net assets increase to 0.30% per annum, to the average daily net asset value of the Fund.
  During the six months ended December 31, 1997, the Fund paid or accrued $204,649 to Keystone for certain administration and accounting services. Additionally, Evergreen Service Company ("ESC"), formerly Evergreen Keystone Services Company, a wholly-owned subsidiary of Keystone, serves as the Fund's transfer and dividend disbursing agent.
  BISYS Fund Services, Inc. ("BISYS"), an affiliate of EDI, serves as the Fund's sub-administrator. As sub-administrator, BISYS provides the officers of the Fund. For this service, BISYS is paid a fee by Keystone, which is not a Fund expense.
  Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

7. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets

8. FINANCING AGREEMENT

On December 23, 1997, a financing agreement among all of the Evergreen Funds, State Street Bank & Trust ("State Street") and a group of Banks (the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate

PAGE 19
---------------------------------------------------------

amount of $400 million ($275 million committed and $125 million uncommitted) allocated evenly among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds. During the six months ended December 31, 1997, the Fund had no borrowings under this agreement.

9. SPECIAL MEETING OF SHAREHOLDERS

The Fund held a special meeting of shareholders on Tuesday, January 6, 1998 to consider a proposal providing for the acquisition of all the assets of the Fund, by a new Fund, the Evergreen Balanced Fund, a series of the Evergreen Equity Trust. On November 10, 1997, the record date for the meeting, the Fund had 120,903,563 shares outstanding, of which 67,051,635 shares (55.48% of record date shares) were represented at the meeting. The votes at the meeting were as follows:

For                          61,550,057
Against                       1,584,174
Abstain                       3,917,404

  The reorganization was completed as of the close of business on January 23, 1998.

10. REORGANIZATION

Effective January 9, 1998, the Fund added two classes of shares designated as Class A and Class C and designated its current class of shares as Class B. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Shareholders of the Fund who, on January 16, 1998, held Class B shares acquired before January 1, 1995 and certain other non-commissionable Class B shares had such shares converted to Class A shares having an aggregate value equal to that of the shareholder's converted Class B shares prior to the conversion.
  At the meeting on January 6, 1998, the shareholders of the Fund approved the acquisition of substantially all assets and certain liabilities of the Fund by Evergreen Balanced Fund ("Evergreen Balanced"), a series of Evergreen Equity Trust, a Delaware business trust, in exchange for shares of Evergreen Balanced. Also at a meeting on January 6, 1998, the shareholders of Evergreen Balanced Fund II ("Balanced Fund II"), a series of Evergreen Investment Trust, approved the acquisition of substantially all assets and certain liabilities of Balanced Fund II by Evergreen Balanced in exchange for shares of Evergreen Balanced. Balanced Fund II had net assets of approximately $987 million at December 31, 1997.

11. DISTRIBUTIONS TO SHAREHOLDERS

A distribution of $0.308 per share was declared on January 21, 1998 for Class A, Class B and Class C shares, respectively. Of this amount $0.079 per share was paid from ordinary income and $0.229 per share was paid from taxable net long-term capital gains. This distribution was payable on January 23, 1998 to shareholders of record at the close of business on January 21, 1998. This distribution is not reflected in these financial statements.

This report was prepared primarily for the information of the Fund's shareholders. It is authorized for distribution if preceded or accompanied by the Fund's current prospectus. The prospectus contains important information about the Fund including fees and expenses. Read it carefully before you invest or send money. For a free prospectus on other Evergreen Funds, contact your financial advisor or call Evergreen Funds.

       NOT
      FDIC         MAY LOSE VALUE
     INSURED       NO BANK GUARANTEE

EVERGREEN DISTRIBUTOR, INC.

Evergreen is a Service Mark of Evergreen
Investment Services, Inc. Copyright 1997.

K-1R REV02    [Recycle logo appears here]




                                   EVERGREEN

                                     BALANCED
                                      FUND
                               (Formerly Keystone
                              Balanced Fund (K-1))

                      [EVERGREEN FUNDS LOGO APPEARS HERE]
                                   SINCE 1932

                               SEMIANNUAL REPORT
                               DECEMBER 31, 1997